Investments Accounted for Using the Equity Method - Summary of Investments in Associates Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 298,328	$ 48,267,237	$ 9,131,814
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in assembly, testing and turnkey services of integrated circuits
Operating Location	R.O.C.
Percentages of ownership held by the Group		33.29%
Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Holding company and the group engaged in manufacturing, development and marketing of wafer level packaging and interconnect technology
Operating Location	British Cayman Islands
Percentages of ownership held by the Group	22.04%	22.04%
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Operating Location	R.O.C.
Percentages of ownership held by the Group	26.22%	26.22%
Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the leasing of real estate properties
Operating Location	R.O.C.
Percentages of ownership held by the Group	27.31%	27.31%
Advanced Microelectronic Products Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in integrated circuit
Operating Location	R.O.C.
Percentages of ownership held by the Group	38.76%	38.76%
ChipMos Technologies Inc [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the packaging and testing of semiconductors
Operating Location	R.O.C.
Percentages of ownership held by the Group	20.47%
Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in investing activities
Operating Location	R.O.C.
Percentages of ownership held by the Group	32.21%
Cost [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 308,134	$ 48,567,386	9,431,963
Cost [member] | Siliconware Precision Industries Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		45,210,371
Cost [member] | Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	28,302	1,583,124	866,312
Cost [member] | Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	35,780	1,248,711	1,095,233
Cost [member] | Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	9,663	309,630	295,772
Cost [member] | Advanced Microelectronic Products Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	6,015	215,550	184,134
Cost [member] | ChipMos Technologies Inc [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	138,451		4,237,982
Cost [member] | Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	89,923		2,752,530
Deferred gain on transfer of land [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 9,806	$ 300,149	$ 300,149